Revenues (Tables)	9 Months Ended
Sep. 30, 2019
Revenue Recognition [Abstract]
Schedule of Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and nine months ended September 30, 2019 and 2018:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Products	$67,088	$64,257	$192,279	$181,695
Service	39,816	40,770	119,149	118,036
Total Americas	106,904	105,027	311,428	299,731

EMEA
Products	22,710	25,880	74,119	87,808
Service	6,223	6,556	19,747	20,826
Total EMEA	28,933	32,436	93,866	108,634

Asia Pacific
Products	16,548	19,511	55,380	62,464
Service	5,075	5,075	15,249	15,289
Total Asia Pacific	21,623	24,586	70,629	77,753

Total Revenues	$157,460	$162,049	$475,923	$486,118

Schedule of Disaggregation of Revenues Based on Time

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognized for the three and nine months ended September 30, 2019 and 2018:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$106,346	$109,647	$321,778	$331,967
Services	11,157	10,743	32,531	31,880
Total revenues recognized in point in time	117,503	120,390	354,309	363,847

Revenues recognized over time from:
Services	39,957	41,659	121,614	122,271
Total revenues recognized over time	39,957	41,659	121,614	122,271

Total Revenues	$157,460	$162,049	$475,923	$486,118

Schedule of Changes in Deferred Revenue

The Company's deferred revenues as of September 30, 2019 and December 31, 2018 were as follows:

	September 30, December 31,
	2019	2018
	U.S. $ in thousands
Deferred revenue*	68,956	72,387

*Includes $15.7 million and $18.4 million under long term deferred revenue in the Company's consolidated balance sheets as of September 30, 2019 and December 31, 2018, respectively.